Cash flow information (Tables)	6 Months Ended
Jun. 30, 2025
Cash Flow Information [Abstract]
Schedule of adjustments to reconcile net loss to net cash generated from operations
The following table shows the adjustments to reconcile profit/(loss) to cash generated/(used) from operations:

	Six months ended June 30,
in € thousand	2025	2024
PROFIT/(LOSS) FOR THE PERIOD	(20,818)	33,976

Gain from sale of Priority Review Voucher, net	—	(90,833)
Adjustments to reconcile profit/(loss) for the period to cash generated from/(used in) operations:
Depreciation and amortization	10,811	9,496
Share-based compensation expense	4,500	3,770
Income tax expense/(income)	1,251	(158)
(Profit)/loss from disposal of property, plant, equipment and intangible assets	230	(48)
(Profit)/loss from disposal of financial assets	(38)	—
Provision for employer contribution costs on share-based compensation plans	113	(1,442)
Other non-cash (income)/expense	(9,645)	1,161
Interest income	(1,028)	(787)
Interest expense	11,585	11,981
Total adjustments to reconcile profit/(loss) for the period to cash generated from/(used in) operations	17,780	23,973

CHANGES IN NON-CURRENT OPERATING ASSETS AND LIABILITIES (EXCLUDING THE EFFECTS OF ACQUISITION AND CONSOLIDATION):
Other non-current assets	(591)	(558)
Long term refund liabilities	96	93
Other non-current liabilities and provisions	951	(652)
TOTAL CHANGES IN NON-CURRENT OPERATING ASSETS AND LIABILITIES	456	(1,117)

CHANGES IN WORKING CAPITAL (EXCLUDING THE EFFECTS OF ACQUISITION AND EXCHANGE RATE DIFFERENCES ON CONSOLIDATION):
Inventory	(10,491)	(3,331)
Trade and other receivables	13,978	3,745
Contract liabilities	(2,500)	(560)
Refund liabilities	155	(16,749)
Trade and other payables and provisions	(8,930)	(14,258)
Total changes in working capital	(7,788)	(31,153)
CASH GENERATED/(USED) IN OPERATIONS	(10,369)	(65,154)